Expense Example	Jan. 31, 2026 USD ($)
Allspring Government Money Market Funds - Class A | Government Money Market Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Allspring Government Money Market Funds - Select Class | Government Money Market Fund | Select
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	214
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund | Select
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	226
Allspring Government Money Market Funds - Service Class | Government Money Market Fund | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	635
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund | Sweep
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund | Tribal Inclusion
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	104
Expense Example, with Redemption, 10 Years	240
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	793
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,663
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	461
Allspring Retail Money Market Funds - Premier Class | Money Market Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	336
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	136
Expense Example, with Redemption, 10 Years	313
Allspring Retail Money Market Funds - Service Class | Money Market Fund | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	696
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 668